Average Annual Total Returns		12 Months Ended	14 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	22.34%	17.20%
MSCI ACWI Information Technology 10/40 Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]	30.16%	25.86%
iShares Technology Opportunities Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.89%	17.64%
Performance Inception Date			Oct. 21, 2024
iShares Technology Opportunities Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	18.16%	17.03%
Performance Inception Date	[4]		Oct. 21, 2024
iShares Technology Opportunities Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.23%	13.25%
Performance Inception Date	[4]		Oct. 21, 2024

[1]
Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non‑residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any. For additional comparative performance information for the MSCI All Country World Index and the MSCI ACWI Information Technology 10/40 Index, please see the Fund’s Statement of Additional Information.

[2]
The MSCI All Country World Index captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,513 constituents, the index covers approximately 85% of the global investable equity opportunity set.

[3]
The MSCI ACWI Information Technology 10/40 Index is a version of the MSCI All-Country World Information Technology Index that constrains the weight of any single group entity, as defined therein, at 10% of a fund’s total assets and the sum of the weights of all group entities representing more than 5% of the fund at 40% of the fund’s total assets.

[4]
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts. Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.